Subsequent events	12 Months Ended
Jan. 03, 2021
Disclosure of events after reporting period [text block] [Abstract]
Subsequent events
29.	Subsequent events

On January 15, 2021, the Company launched the marketing campaign “Encuentra la Solución” which will represent an investment of Ps. 75,000 in 2021.

The new distribution center will be completed during the first quarter of 2021. It began operating in the last quarter of 2020 and as of the date of the consolidated and combined financial statements, only the administrative office building is in process to be completed. Capital expenditures related to the new distribution center were made in the first quarter of 2021 and amounted to Ps. 61,615.

On February 18, 2021, the Ordinary Shareholders’ Meeting approved the capitalization to retained earnings of the cumulative amount of Ps. 876,518 in premium for share issuance. Additionally, a dividend payment of Ps. 350,000 was approved.

On March 12, 2021, Betterware entered into an agreement to acquire 60% of GurúComm for Ps. 45,000. GurúComm is a Mobile Virtual Network Operator (“MVNO”) and communications software developer, with an enterprise value of Ps. 75,000 (approximately US$3,500). The Company does not expect the acquisition to be material to its 2021 results of operations.